Segment and Geographical Information (Additional Information) (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1
Property and equipment, net	$ 142,555	$ 135,575	$ 114,061
Property and Equipment
Segment Reporting Information [Line Items]
Property and equipment, net	$ 0	$ 0